Financial instruments and fair value (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value through profit and loss
Investments at fair value (note 7)	$ 13,614,050	$ 12,307,860
Loans and receivables
Cash	3,642,328	4,575,119	$ 5,593,669	$ 2,117,038
Short-term investment	271,455	3,352,062
Receivables	25,713	169,380
Due from related parties	38,945	223,672
Other Financial Liabilities
Accounts payable	186,635	211,427
Minco Silver Corp [Member]
Loans and receivables
Cash	22,102,526	20,195,199
Short-term investment	25,338,081	31,410,880
Receivables	612,140	541,293
Due from related parties	0	163,167
Other Financial Liabilities
Due to related party	27,523	205,145
Due to minority shareholders	164,000	0
Accounts payable	$ 474,699	$ 424,635